Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 6,254,790	$ (42,781,958)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense	685,644	102,109
Amortization of debt discount to interest expense	83,548	4,928,010
Stock-based compensation and consulting fees		1,999,749
Contingency loss		3,035,837
Other non-cash interest and fees		9,080
Interest expense related to debt default		1,531,335
Derivative (income) expense, net	(3,284,306)	34,692,503
Non-cash portion of gain on extinguishment of debt, net	(1,564,941)	(7,899,618)
Non-cash gain on extinguishment of debt - related party	(148,651)
Non-cash settlement expense		545,616
Non-cash portion of gain on deconsolidation of subsidiaries	(12,448,899)
Loss on lease abandonment	1,223,628
Warrant exercise inducement expense	4,431,853
Rent expense	1,680	15,232
Bad debt recovery	(11,201)	7,031
Other non-cash gain	(11,806)
Change in operating assets and liabilities:
Accounts receivable	166,486	583,818
Prepaid expenses and other current assets	253,608	(64,822)
Security deposit	94,000	(17,500)
Accounts payable and accrued expenses	393,641	258,554
Insurance payable	(209,082)	(258,966)
Accrued compensation and related benefits	4,321	35,732
NET CASH USED IN OPERATING ACTIVITIES	(4,085,687)	(3,278,258)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(56,174)	(460,510)
Proceeds from sale of property and equipment	3,451
Cash acquired in acquisition	10,031
Cash used for acquisitions	(2,133,146)
NET CASH USED IN INVESTING ACTIVITIES	(2,175,838)	(460,510)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from sale of series E preferred share units	3,590,500	1,163,000
Net proceeds from sale of series G preferred share units	5,479,560
Proceeds from convertible notes payable		1,912,382
Proceeds from exercise of warrants	4,226,383
Repayment of convertible notes payable		(257,139)
Net proceeds from notes payable		4,479,662
Repayment of notes payable	(991,468)	(3,002,127)
Repayment of note payable - related party	(500,000)
Net repayments of related party advances	(55,041)	(27,753)
NET CASH PROVIDED BY FINANCING ACTIVITIES	11,749,934	4,268,025
NET INCREASE IN CASH	5,488,409	529,257
CASH, beginning of year	579,283	50,026
CASH, end of year	6,067,692	579,283
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	445,383	1,080,556
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Debt discounts recorded		262,872
Increase in derivative liability and debt discount		1,702,474
Conversion of debt and accrued interest for common stock	543,457	8,321,548
Reclassification of accrued interest to debt		89,262
Reclassification of due to related parties to accrued expenses	94,000
Decrease in put premium and paid-in capital		385,385
Reclassification of warrant value from equity to derivative liabilities		11,381,885
Deemed dividend related to price protection and beneficial conversion features	2,509,345	19,223,242
Conversion of debt and accrued interest for Series D preferred stock		586,012
Increase in prepaid expenses and insurance payable		703,402
Reclassification of note payable to convertible note payable		170,000
Conversion of Series B preferred stock to common stock		1,000
Conversion of Series D preferred stock to common stock		522
Conversion of Series E preferred stock to common stock	396
Decrease in property and equipment and notes payable, net	31,241
Accrual of preferred stock dividends	140,872
Assets acquired:
Accounts receivable	265,175
Prepaid expenses	7,534
Property and equipment	257,416
Right of use assets	44,388
Other receivable	622,240
Security deposits	33,340
Total assets acquired	1,230,093
Less: liabilities assumed:
Accounts payable	132,155
Accrued expenses	86,194
Notes payable	1,491,458
Lease liabilities	44,388
Total liabilities assumed	1,754,195
Increase in intangible assets - non-cash	$ (524,102)